Income Taxes - Components of income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current Tax Expense (Benefit)
State				$ 1,000
Total	$ 0	$ 0		1,000
Deferred Tax Expense (Benefit)
Federal			$ (841,000)	(726,000)
State			(79,000)	(42,000)
Total			(920,000)	(768,000)
Valuation Allowance			$ 920,000	768,000
Income tax expense	$ 0	$ 0		$ 1,000